DEBT - Additional Information (Detail) $ in Thousands	May 28, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Jun. 13, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 26, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Jun. 27, 2019 CNY (¥)	Jun. 27, 2019 USD ($)	Feb. 21, 2019 CNY (¥)	Sep. 30, 2018	Sep. 30, 2017	Sep. 26, 2016 CNY (¥)
Debt Instrument [Line Items]
Other financing Future payments, Due in next twelve months						¥ 166,376,000
Other financing Future payments, Due in next second year						86,925,000
Other financing Future payments, Due in third year						79,689,000
Other financing Future payments, Due in next fourth year						37,977,000
Other financing Future payments, Due after fourth year						157,000
Long-term Debt, Current Maturities						159,721,000				¥ 150,653,000
Long-term Debt, Excluding Current Maturities						¥ 464,920,000	$ 68,475			¥ 428,345,000
Maximum
Debt Instrument [Line Items]
Debt annual interest rate						25.00%	25.00%
Other Short Term Debt | Maximum
Debt Instrument [Line Items]
Debt fixed interest rate						6.00%	6.00%
Other Short Term Debt | Minimum
Debt Instrument [Line Items]
Debt fixed interest rate						5.00%	5.00%
Buildings [Member]
Debt Instrument [Line Items]
Collateral Deposit						¥ 36,972,000
Shanghai Xiangzi Financial Information Service Company. Ltd.
Debt Instrument [Line Items]
Debt annual interest rate						8.75%	8.75%
Long-term Debt						¥ 194,929,000
China Merchants Bank
Debt Instrument [Line Items]
Weighted average interest rate															5.39%
Proceeds from borrowings			¥ 17,210,000
Debt term			10 years
Long-term Debt						11,473,000
Long-term Debt, Current Maturities						1,721,000
Long-term Debt, Excluding Current Maturities						9,752,000
Revolving Credit Facility | Shanghai Huarui Bank
Debt Instrument [Line Items]
Maximum borrowing capacity													¥ 2,000,000,000			¥ 300,000,000
Weighted average interest rate										7.50%				7.50%
Debt annual interest rate													7.50%
Line of credit						0
Line Of Credit Current						0
Line Of Credit Noncurrent						0
Revolving Credit Facility | Shanghai Huarui Bank | Rental Installment Loans [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity													¥ 1,000,000,000
Line of credit						58,923,000
Revolving Credit Facility | China CITIC Bank
Debt Instrument [Line Items]
Maximum borrowing capacity											¥ 650,000,000
Collateral Deposit | $												$ 105,000
Eighteen Month Bank Loan Entered On May Twenty Eight Two Thousand Twenty [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Proceeds from borrowings	¥ 50,000,000
Debt annual interest rate	7.50%
Long-term Debt						50,000,000
Eighteen Month Bank Loan Entered On April Thirty Two Thousand Twenty [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Proceeds from borrowings		¥ 50,000,000
Debt annual interest rate		7.50%
Long-term Debt						50,000,000
Eighteen Month Revolving Bank Credit Facility [Member] | Shanghai Huarui Bank
Debt Instrument [Line Items]
Maximum borrowing capacity								¥ 108,000,000
Weighted average interest rate								8.50%
Long-term Debt						¥ 50,000,000
Bank Borrowing Agreement One [Member] | Shanghai Xiangzi Financial Information Service Company. Ltd.
Debt Instrument [Line Items]
Debt instrument carrying amount									¥ 27,000,000
Long term debt instrument maturity date									Mar. 31, 2022
Bank Borrowing Agreement One [Member] | Shanghai Xiangzi Financial Information Service Company. Ltd. | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount				¥ 25,929,000
Bank Borrowing Agreement Two [Member] | Shanghai Xiangzi Financial Information Service Company. Ltd. | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument carrying amount				¥ 8,998,000	¥ 132,000,000
Long term debt instrument maturity date					Oct. 31, 2021